SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Feb. 07, 2018 $ / shares
Subsequent Event [Line Items]
Dividend declared	$ 0.29
Dividend record date	Feb. 21, 2018
Dividend payable date	Mar. 14, 2018
Dividend payment withholding tax rate	20.00%
Percentage of reported net income attributable to controlling interest	50.00%
Minimum [Member]
Subsequent Event [Line Items]
Cash dividend	$ 0.10
Maximum [Member]
Subsequent Event [Line Items]
Cash dividend	$ 0.15